Portfolio of Investments – as of March 31, 2025 (Unaudited)
Natixis U.S. Equity Opportunities Fund

Shares	Description	Value (†)
Common Stocks — 97.6% of Net Assets
	Aerospace & Defense — 1.8%
116,874	Boeing Co.(a)	$19,932,861
	Air Freight & Logistics — 0.5%
41,567	Expeditors International of Washington, Inc.	4,998,432
	Automobile Components — 0.3%
254,576	Mobileye Global, Inc., Class A(a)	3,664,622
	Automobiles — 4.6%
461,000	General Motors Co.	21,680,830
112,305	Tesla, Inc.(a)	29,104,964
		50,785,794
	Banks — 5.7%
222,500	Bank of America Corp.	9,284,925
324,100	Citigroup, Inc.	23,007,859
7,395	First Citizens BancShares, Inc., Class A	13,711,217
233,600	Wells Fargo & Co.	16,770,144
		62,774,145
	Beverages — 3.0%
11,403	Boston Beer Co., Inc., Class A(a)	2,723,492
373,500	Keurig Dr. Pepper, Inc.	12,781,170
286,948	Monster Beverage Corp.(a)	16,792,197
		32,296,859
	Biotechnology — 2.2%
47,473	Alnylam Pharmaceuticals, Inc.(a)	12,818,660
53,712	CRISPR Therapeutics AG(a)	1,827,819
15,702	Regeneron Pharmaceuticals, Inc.	9,958,679
		24,605,158
	Broadline Retail — 3.2%
35,042	Alibaba Group Holding Ltd., ADR	4,633,604
158,212	Amazon.com, Inc.(a)	30,101,415
		34,735,019
	Capital Markets — 9.1%
208,700	Bank of New York Mellon Corp.	17,503,669
302,745	Charles Schwab Corp.	23,698,879
13,124	FactSet Research Systems, Inc.	5,966,695
132,700	Intercontinental Exchange, Inc.	22,890,750
10,857	MSCI, Inc.	6,139,634
81,921	SEI Investments Co.	6,359,527
191,000	State Street Corp.	17,100,230
		99,659,384
	Chemicals — 1.6%
285,300	Corteva, Inc.	17,953,929
	Consumer Finance — 1.6%
96,785	Capital One Financial Corp.	17,353,550
	Consumer Staples Distribution & Retail — 1.6%
260,100	Kroger Co.	17,606,169
	Distributors — 1.0%
94,800	Genuine Parts Co.	11,294,472
	Electronic Equipment, Instruments & Components — 1.1%
87,000	TE Connectivity PLC	12,294,840
	Entertainment — 5.4%
36,961	Netflix, Inc.(a)	34,467,241
112,654	Walt Disney Co.	11,118,950
1,239,600	Warner Bros. Discovery, Inc.(a)	13,300,908
		58,887,099
	Financial Services — 5.1%
63,162	Block, Inc.(a)	3,431,592
273,500	Corebridge Financial, Inc.	8,634,395
79,900	Fiserv, Inc.(a)	17,644,317
Shares	Description	Value (†)
	Financial Services — continued
58,985	PayPal Holdings, Inc.(a)	$3,848,771
64,337	Visa, Inc., Class A	22,547,545
		56,106,620
	Health Care Equipment & Supplies — 1.6%
344,000	Baxter International, Inc.	11,775,120
12,353	Intuitive Surgical, Inc.(a)	6,118,070
		17,893,190
	Health Care Providers & Services — 4.0%
286,300	Centene Corp.(a)	17,381,273
195,300	CVS Health Corp.	13,231,575
29,900	Elevance Health, Inc.	13,005,304
		43,618,152
	Health Care Technology — 1.9%
200,162	Doximity, Inc., Class A(a)	11,615,401
40,840	Veeva Systems, Inc., Class A(a)	9,459,769
		21,075,170
	Hotels, Restaurants & Leisure — 2.1%
43,400	Airbnb, Inc., Class A(a)	5,184,564
84,117	Starbucks Corp.	8,251,037
88,468	Yum China Holdings, Inc.	4,605,644
27,917	Yum! Brands, Inc.	4,393,019
		22,434,264
	Insurance — 3.9%
284,700	American International Group, Inc.	24,751,818
54,500	Willis Towers Watson PLC	18,418,275
		43,170,093
	Interactive Media & Services — 7.8%
271,120	Alphabet, Inc., Class A	41,925,997
23,813	Alphabet, Inc., Class C	3,720,305
68,332	Meta Platforms, Inc., Class A	39,383,831
		85,030,133
	IT Services — 0.9%
104,247	Shopify, Inc., Class A(a)	9,943,600
	Life Sciences Tools & Services — 1.3%
35,727	Illumina, Inc.(a)	2,834,580
62,800	IQVIA Holdings, Inc.(a)	11,071,640
		13,906,220
	Machinery — 2.5%
58,406	Deere & Co.	27,412,856
	Media — 2.0%
60,600	Charter Communications, Inc., Class A(a)	22,332,918
	Oil, Gas & Consumable Fuels — 5.4%
207,900	ConocoPhillips	21,833,658
135,938	EOG Resources, Inc.	17,432,689
164,000	Phillips 66	20,250,720
		59,517,067
	Personal Care Products — 0.6%
277,400	Kenvue, Inc.	6,652,052
	Pharmaceuticals — 2.0%
73,100	Merck & Co., Inc.	6,561,456
33,240	Novartis AG, ADR	3,705,595
106,410	Novo Nordisk AS, ADR	7,389,111
100,473	Roche Holding AG, ADR	4,134,464
		21,790,626
	Professional Services — 0.9%
39,800	Equifax, Inc.	9,693,688
	Real Estate Management & Development — 1.6%
133,300	CBRE Group, Inc., Class A(a)	17,432,974

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — 5.2%
85,265	ARM Holdings PLC, ADR(a)	$9,105,449
376,782	NVIDIA Corp.	40,835,633
44,073	QUALCOMM, Inc.	6,770,054
		56,711,136
	Software — 5.9%
51,505	Autodesk, Inc.(a)	13,484,009
34,317	Microsoft Corp.	12,882,258
146,744	Oracle Corp.	20,516,279
35,313	Salesforce, Inc.	9,476,597
33,139	Workday, Inc., Class A(a)	7,738,951
		64,098,094
	Textiles, Apparel & Luxury Goods — 0.2%
329,819	Under Armour, Inc., Class A(a)	2,061,369
	Total Common Stocks (Identified Cost $697,479,449)	1,069,722,555

Principal Amount	Description	Value (†)
Short-Term Investments — 2.4%
$26,423,206	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2025 at 2.500% to be repurchased at $26,425,041 on 4/01/2025 collateralized by $27,043,500 U.S. Treasury Note, 1.125% due 2/15/2031 valued at $22,999,717; $3,929,700 U.S. Treasury Note, 4.000% due 2/29/2028 valued at $3,952,231 including accrued interest (b) (Identified Cost $26,423,206)	$26,423,206
	Total Investments — 100.0% (Identified Cost $723,902,655)	1,096,145,761
	Other assets less liabilities — 0.0%	247,386
	Net Assets — 100.0%	$1,096,393,147

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of March 31, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,069,722,555	$ —	$ —	$1,069,722,555
Short-Term Investments	—	26,423,206	—	26,423,206
Total Investments	$1,069,722,555	$26,423,206	$—	$1,096,145,761

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2025 (Unaudited)
Capital Markets	9.1%
Interactive Media & Services	7.8
Software	5.9
Banks	5.7
Oil, Gas & Consumable Fuels	5.4
Entertainment	5.4
Semiconductors & Semiconductor Equipment	5.2
Financial Services	5.1
Automobiles	4.6
Health Care Providers & Services	4.0
Insurance	3.9
Broadline Retail	3.2
Beverages	3.0
Machinery	2.5
Biotechnology	2.2
Hotels, Restaurants & Leisure	2.1
Media	2.0
Pharmaceuticals	2.0
Other Investments, less than 2% each	18.5
Short-Term Investments	2.4
Total Investments	100.0
Other assets less liabilities	0.0 *
Net Assets	100.0%

*	Less than 0.1%